1933 Act File No. 2-49591
                                   1940 Act File No. 811-2430

                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.   74     .........        X
                                --  ---

                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

   Amendment No.   33      .......................        X
                      --

                      MONEY MARKET MANAGEMENT, INC.

           (Exact Name of Registrant as Specified in Charter)

     Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                (Address of Principal Executive Offices)

                             (412) 288-1900
                     (Registrant's Telephone Number)

                       John W. McGonigle, Esquire,
                       Federated Investors Tower,
                   Pittsburgh, Pennsylvania 15222-3779
                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on February 29, 1996 pursuant to paragraph (b)
  -
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 filed the Notice required by that Rule on                 ; or
                                          -----------------
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
 X   during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.


Copies to:
Matthew G. Maloney, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037






                          CROSS-REFERENCE SHEET

     This Amendment to the Registration Statement of MONEY MARKET
MANAGEMENT, INC. is comprised of the following:


PART A. INFORMATION REQUIRED IN A PROSPECTUS.


                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............Cover Page.
Item 2.   Synopsis.................Summary of Fund Expenses.
Item 3.   Condensed Financial
           Information.............Financial Highlights; Performance
                                   Information.
Item 4.   General Description of
           Registrant..............General Information; Investment
                                   Information; Investment Objective;
                                   Investment Policies; Investment Risks;
                                   Investment Limitations.
Item 5.   Management of the Fund...Company Information; Management of the
                                   Company; Distribution of Shares;
                                   Administration of the Company.
Item 6.   Capital Stock and Other
           Securities..............Dividends; Capital Gains; Shareholder
                                   Information; Voting Rights; Tax
                                   Information; Federal Income Tax; State
                                   and Local Taxes.
Item 7.   Purchase of Securities Being
           Offered.................How to Purchase Shares; Certificates
                                   and Confirmations; Net Asset Value;
                                   Exchange Privilege.

Item 8.   Redemption or Repurchase.Redeeming Shares;  Redeeming Shares
                                   Through a Financial Institution;
                                   Redeeming Shares By Telephone;
                                   Systematic Withdrawal Program;
                                   Redeeming Shares By Mail; Contingent
                                   Deferred Sales Charge; Accounts With
                                   Low Balances.
Item 9.   Pending Legal Proceedings     None.



PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............Cover Page.
Item 11.  Table of Contents........Table of Contents.
Item 12.  General Information and
           History.................Not applicable.
Item 13.  Investment Objectives and
           Policies................Investment Policies; Investment
                                   Limitations.
Item 14.  Management of the Fund...Money Market Management, Inc.
                                   Management.
Item 15.  Control Persons and Principal
           Holders of Securities...Not applicable.
Item 16.  Investment Advisory and Other
           Services................Investment Advisory Services; Company
                                   Administration.
Item 17.  Brokerage Allocation.....Brokerage Transactions.
Item 18.  Capital Stock and Other
           Securities..............Not applicable.
Item 19.  Purchase, Redemption and
           Pricing of Securities Being
           Offered.................Determining Net Asset Value;
                                   Redemption in Kind.
Item 20.  Tax Status...............The Company's Tax Status.
Item 21.  Underwriters.............Not applicable.
Item 22.  Calculation of Performance
           Data....................Yield; Effective Yield; Total Return;
                                   Performance Comparisons.
Item 23.  Financial Statements.....Filed in Part A.



     MONEY MARKET MANAGEMENT, INC.

     PROSPECTUS

The shares of Money Market Management, Inc. (the "Company") offered by this prospectus represent interests in an open-end, diversified management investment company (a mutual fund). The Company invests in short-term money market securities to achieve current income consistent with stability of principal.
THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE COMPANY ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE COMPANY WILL BE ABLE TO DO SO.
This prospectus contains the information you should read and know before you invest in the Company. Keep this prospectus for future reference.
The Company has also filed a Statement of Additional Information dated February 29, 1996, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Company, contact your financial institution.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated February 29, 1996


   SUMMARY OF COMPANY EXPENSES3

   FINANCIAL HIGHLIGHTS       3

   GENERAL INFORMATION        3

   INVESTMENT INFORMATION     3

     Investment Objective     3
     Investment Policies      4
     Investment Risks         8
     Investment Limitations   9
   COMPANY INFORMATION        9

     Management of the Company9
     Distribution of Shares  11
     Administration of the Company 12
   NET ASSET VALUE           13

   HOW TO PURCHASE SHARES    13

     Special Purchase Features10
   EXCHANGE PRIVILEGE        16

   HOW TO REDEEM SHARES      18

     Special Redemption Features   13
   ACCOUNT AND SHARE INFORMATION   20

   TAX INFORMATION           21

     Federal Income Tax      21
     State and Local Taxes   22


   PERFORMANCE INFORMATION   22

   ADDRESSES                 23


    SUMMARY OF COMPANY EXPENSES


    FINANCIAL HIGHLIGHTS


    GENERAL INFORMATION

The Company was established as a Maryland corporation on October 30, 1973, and was one of the first money market funds. The Company was reorganized as a Massachusetts business trust on June 29,1982, and then re-established as a Maryland corporation under Articles of Incorporation dated August 19, 1992. The Company is designed for investors with temporary cash balances and investors with cash reserves as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing in short-term money market securities. A minimum initial investment of $500 is required except for retirement plans .
The Company attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price. However, a contingent deferred sales charge may be imposed under certain circumstances.
    INVESTMENT INFORMATION

    INVESTMENT OBJECTIVE
The investment objective of the Company is current income consistent with stability of principal. While there is no assurance that the Company will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus. The investment objective and the policies and limitations described below, unless indicated otherwise, cannot be changed without shareholder approval.
    INVESTMENT POLICIES
The Company pursues its investment objective by investing in a portfolio of money market securities maturing in 13 months or less. As a matter of operating policy which can be changed without shareholder approval, the average maturity of the securities in the Company's portfolio, computed on a dollar-weighted basis, will be 90 days or less.
ACCEPTABLE INVESTMENTS. The Company invests in high quality money market instruments that are either rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:
      o domestic issues of corporate debt obligations, including variable rate demand notes;
      o commercial paper (including Canadian Commercial Paper and Europaper);
      o certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");
      o short-term credit facilities;
      o asset-backed securities;
      o obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities; and
      o other money market instruments.
The Company invests only in instruments denominated and payable in U.S. dollars.
        VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Company with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Company to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Company to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Company treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Company may next tender the security for repurchase.
        BANK INSTRUMENTS. The Company only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Company will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.
        ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.
        SHORT-TERM CREDIT FACILITIES. The Company may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The
        Company treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.
REPURCHASE AGREEMENTS. Certain securities in which the Company invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Company and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Company, the Company could receive less than the repurchase price on any sale of such securities.
CREDIT ENHANCEMENT. Certain of the Company's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security. DEMAND FEATURES. The Company may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Company. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Company uses these arrangements to provide the Company with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Company may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Company purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Company to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Company may pay more or less than the market value of the securities on the settlement date.
The Company may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Company may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Company may realize short-term profits or losses upon the sale of such commitments.
RESTRICTED AND ILLIQUID SECURITIES. The Company may invest in restricted securities. Restricted securities are any securities in which the Company may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. However, the Company will limit investments in illiquid securities, including certain restricted securities not determined by the Directors to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.
The Company may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Company, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Company through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Company believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Directors of the Company are quite liquid. The Company intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Directors, including Section 4(2) commercial paper, as determined by the Company's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Company intends to not subject such paper to the limitation applicable to restricted securities.
    INVESTMENT RISKS
ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Company's adviser in selecting investments for the Company.
    INVESTMENT LIMITATIONS
The Company will not borrow money directly or through reverse repurchase agreements (arrangements in which the Company sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Company may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.
    COMPANY INFORMATION

    MANAGEMENT OF THE COMPANY
BOARD OF DIRECTORS. The Company is managed by a Board of Directors. The Directors are responsible for managing the Company's business affairs and for exercising all the Company's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.
INVESTMENT ADVISER. Investment decisions for the Company are made by Federated Advisers, the Company's investment adviser, subject to direction by the Directors. The adviser continually conducts investment research and supervision for the Company and is responsible for the purchase and sale of portfolio instruments.


        ADVISORY FEES. The adviser receives an annual investment advisory fee based on the Company's average net assets as shown in the chart below:
                                             ADVISORY FEE AS %
          AVERAGE DAILY NET ASSETS OF AVERAGE DAILY NET ASSETS
          First $ 500 million           .50 of 1%
          Second $500 million           .475 of 1%
          Third $500 million            .45 of 1%
          Fourth $500 million           .425 of 1%
          Over $2 billion               .40 of 1%
        The adviser has undertaken to reimburse the Company up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Company, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.
        ADVISER'S BACKGROUND. Federated Advisers, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.
        Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.
        Both the Company and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Company and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Company's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Company; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.
    DISTRIBUTION OF SHARES
Federated Securities Corp. is the principal distributor for shares of the Company. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
State securities laws may require certain financial institutions such as depository institutions to register as dealers.
SHAREHOLDER SERVICES. The Company has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated


Investors, under which the Company may make payments up to .25 of 1% of the average daily net asset value of the Company, computed at an annual rate, to obtain personal services for shareholders and to provide the maintenance of shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.
Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Company and Federated Shareholder Services.
    ADMINISTRATION OF THE COMPANY
ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Company. Federated Administrative Services provides these at an annual rate as specified below:
          MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
          .15 of 1%             on the first $250 million
          .125 of 1%            on the next $250 million
          .10 of 1%             on the next $250 million
          .075 of 1%            on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include thoses of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.


    NET ASSET VALUE

The Company attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Company cannot guarantee that its net asset value will always remain at $1.00 per share. The net asset value is determined at 12:00 noon, (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
    HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Company, with a minimum initial investment of $500 or more or additional investments of as little as $100. The minimum subsequent investment for retirement plans is only $50. Financial institutions may impose different minimum investment requirements on their customers.
In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Company reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Company before shares can be purchased. PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Company receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services. PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Company before 12:00 noon (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3 p.m. Eastern time in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Money Market Management, Inc. ; Fund Number (this number can be found on the account statement or by contacting the Company); Group Number or Order Number; Nominee or Institution Name; and Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.
PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to:
Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Money Market Management, Inc. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.
CONTINGENT DEFERRED SALES CHARGE
A contingent deferred sales charge will be imposed only in certain instances in which the Company shares being redeemed were acquired in exchange for shares of another fund in the Fortress Investment Program. If Company shares were acquired in exchange for shares of another fund in the Fortress Investment Program, a redemption of those Company shares within four years of the initial Fortress


Investment Program fund purchase will be subject to a contingent deferred sales charge of 1% of the lesser of the purchase price of the shares acquired in the initial Fortress Investment Program purchase or the net asset value of the Company shares acquired through the exchange. The contingent deferred sales charge will not be imposed on Company shares obtained through: (i) the reinvestment of dividends or distributions of long-term capital gains; or (ii) the exchange of shares of Government Income Securities, Inc., that were purchased during that fund's Charter Offering Period. In imposing the contingent deferred sales charge, if any, redemptions of Company shares are deemed to relate first to shares of other Fortress Investment Program funds acquired through the reinvestment of dividends and long-term capital gains, second to purchases of shares occurring more than four years before the date of redemption, and finally to purchases of such shares within the previous four years.
Also, the contingent deferred sales charge will not be imposed in connection with redemptions by the Company of accounts with low balances or when a redemption results from a return under the following circumstances: (i) a total or partial distribution from a qualified plan, other than an IRA, Keough Plan, or a custodial account, following retirement; (ii) a total or partial distribution from an IRA, Keough Plan, or a custodial account after the beneficial owner attains age 59-1/2; or (iii) from the death or disability of the beneficial owner. The exemption from the contingent deferred sales charge for qualified plans, an IRA, Keough Plan or a custodial account does not extend to account transfers, rollovers, and other redemptions made for purposes of reinvestment.
INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Services Company, the transfer agent for shares of the Company. Approximately two weeks after sending the form to Federated Services Company, the shareholder may call Federated Services Company to purchase shares. Federated Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Company.
BY DIRECT DEPOSIT.   Shareholders of the Company may have their Social Security,
Railroad Retirement, VA Compensation or Pension, Civil Service Retirement, and certain other retirement payments invested directly into their Company account. Shareholders must complete an application and file it with Federated Services Company prior to use of this program. Allow 60 to 90 days for the application to be processed.
 SPECIAL PURCHASE FEATURES
SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Company shares. Shareholders should contact their financial institution or the Company to participate in this program.
    EXCHANGE PRIVILEGE

Company shares may be acquired in exchange for shares of other mutual funds in the FORTRESS INVESTMENT PROGRAM/THE TRUST/IDENTIFY OTHER FUNDS ELIGIBLE at net asset value. Company shares also may be exchanged for shares of [identify other funds eligible] at net asset value plus a sales charge, if applicable and not previously paid. No additional fees are imposed on exchanges. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold.


Exchanges must be in amounts of at least $1,500. Before the exchange, the shareholder must receive a prospectus for the fund for which the exchange is being made. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed, and the proceeds invested in shares of the other fund. The Company reserves the right to reject any exchange. The exchange privilege may be terminated or modified at any time. Shareholders will be notified of the termination or modification of the exchange privilege.
An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending on the circumstances, a short-term or long-term capital gain or loss may be realized.
For further information on the exchange privilege and to obtain prospectuses, contact the Company.
MAKING AN EXCHANGE. Instructions for exchanges may be given in writing or by telephone. Written instructions may be sent to Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders for exchanges received by Federated Services Company on any day the Company is open for business will be executed as of the close of business that day.
Before an exchange can be made by telephone, a properly executed authorization form must be completed and on file with Federated Services Company. Shares may be exchanged between two funds only if they have identical shareholder registrations. Shares held in certificate form cannot be exchanged by telephone until they are deposited to the shareholder's account at Federated Services Company. Telephone instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Shareholders may have difficulty making exchanges by telephone during times of drastic economic or market changes. If this occurs, it is recommended that an exchange request be made in writing.
    HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after the Company receives the redemption request. Redemptions will be made on days on which the Company computes its net asset value. Redemption requests must be received in proper form and can be made as described below.
REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.
REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Company provided the Company has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.
Telephone instructions may be recorded and if reasonable procedures are not followed by the Company, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Company shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.
REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.
The written request should state: the Company name; the account name as registered with the Company; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Company or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Company does not accept signatures guaranteed by a notary public.
SPECIAL REDEMPTION FEATURES
CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Company shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Company to redeem shares, and a check may not be written to close an account.
SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $500, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Company.
    ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Company unless cash payments are requested by writing to the Company.
CAPITAL GAINS. The Company does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Company will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.
CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Company, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Company or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.
ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Company may redeem shares in any account , except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $500 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.
VOTING RIGHTS. Each share of the Company gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. The Company is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Company's operation and for election of Directors under certain circumstances.
Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting shall be called by the Directors upon the written request of shareholders owning at least 10% of the outstanding shares of the Company.
    TAX INFORMATION

    FEDERAL INCOME TAX
The Company will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.


Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.
    STATE AND LOCAL TAXES
    Company shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.
Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
    PERFORMANCE INFORMATION

From time to time, the Company advertises its total return, yield, and effective yield.
Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.
Total return represents the change, over a specified period of time, in the value of an investment in the Company after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
From time to time, advertisements for the Company may refer to ratings, rankings, and other information in certain financial publications and/or compare the Company's performance to certain indices.




    ADDRESSES

    Money Market Management, Inc.
                                   Federated Investors Tower
                                   Pittsburgh, PA 15222-3779


    Distributor
          Federated Securities Corp.                             Federated
    Investors Tower
                                   Pittsburgh, PA  15222-3779


    Investment Adviser
          Federated Advisers       Federated Investors Tower
                                   Pittsburgh, PA   15222-3779


    Custodian
          State Street Bank and Trust Company -Boston
                                    c/o Federated Services Company,
                                   P.O. Box 8600
                                   Boston, MA  02266-8600


    Transfer Agent and Dividend Disbursing Agent
          Federated Services Company
                                   P.O. Box 8600
                                   Boston, MA  02266-8600




    Independent Public Accountants
          Deloitte & Touche LLP    2500 One PPG Place
                                   Pittsburgh, PA  15222





   MONEY MARKET MANAGEMENT, INC.


   Prospectus

    An Open-End, Diversified,
    Management Investment
    Company

    Prospectus dated February 29, 1996

    Distributor
    A subsidiary of FEDERATED INVESTORS
    Federated Investors Tower
    Pittsburgh, PA  15222-3779



         Federated Securities Corp.


                                        MONEY MARKET MANAGEMENT, INC.
          CUSIP 609346200
          8012811A (2/96)








                   STATEMENT OF ADDITIONAL INFORMATION


   This Statement of Additional Information should be read with the prospectus of Money Market Management, Inc. (the "Company") dated February 29, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-235-4669.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779

                        Statement dated February 29, 1996

FEDERATED SECURITIES CORP.

    Distributor
    A subsidiary of Federated Investors


   INVESTMENT POLICIES        3

     Acceptable Investments   3
     U.S. Government Securities3
     Bank Instruments         3
     Ratings                  4
     When-Issued and Delayed
      Delivery Transactions   4
     Repurchase Agreements    5
     Reverse Repurchase
      Agreements              5
     Credit Enhancement       6
   INVESTMENT LIMITATIONS     6

   MONEY MARKET MANAGEMENT,
     INC. MANAGEMENT          5

     The Funds               17
     Share Ownership         18
     Directors Compensation  18
     Director Liability      20
   INVESTMENT ADVISORY SERVICES
                             21

     Investment Adviser      21
     Advisory Fees           21
   BROKERAGE TRANSACTIONS    22

   OTHER SERVICES            23

     Company Administration  23


     Custodian and Portfolio
      Recordkeeper           24
     Transfer Agent          24
     Independent Auditors    24
   SHAREHOLDER SERVICES      24

   DETERMINING NET ASSET VALUE
                             25

   REDEMPTION IN KIND        26

   THE COMPANY'S TAX STATUS  26

   PERFORMANCE INFORMATION   27

     Yield                   27
     Effective Yield         28
     Total Return            14
     Performance Comparisons 28
   ABOUT FEDERATED INVESTORS 29

     Mutual Fund Market      30
     Institutional Clients   15
     Trust Organizations     30
     Broker/Dealers and Bank
      Broker/Dealer Subsidiaries
                             31



    INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may not be changed by the Board of Directors without shareholder approval.
    ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.
    U.S. GOVERNMENT SECURITIES
The types of U.S. government securities in which the Company may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
      o the full faith and credit of the U.S. Treasury;
      o the issuer's right to borrow from the U.S. Treasury;
      o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
      o the credit of the agency or instrumentality issuing the
        obligations.
    BANK INSTRUMENTS
The instruments of banks and savings associations whose deposits are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations. In addition to domestic bank instruments, the Company may invest in: Eurodollar Certificates of Deposit issued by foreign branches of


U.S. or foreign banks; Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.
    RATINGS
 An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated A-1+, A-1, or A-2 by Standard & Poor's Ratings Group ("S&P"), Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) or
F -2 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Company will limit its investments in securities rated in the second highest short-term rating category e.g., A-2 by S&P, Prime-2 by Moody's, or F-2 (+ or -) by Fitch, to not more than 5% of its total assets, with not more than 1% invested in the securities of any one issuer. The Company will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."
    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Company. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Company sufficient to make payment for the securities to be purchased are segregated on the Company`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Company does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
    REPURCHASE AGREEMENTS
The Company believes that under the regular procedures normally in effect for custody of the Company's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Company and allow retention or disposition of such securities. The Company will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Company's adviser to be creditworthy pursuant to guidelines established by the Directors.
    REVERSE REPURCHASE AGREEMENTS
The Company may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Company transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Company will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Company to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Company, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Company's records at the trade date; marked to market daily; and maintained until the transaction is settled.


    CREDIT ENHANCEMENT
The Company typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Company will not treat credit-enhanced securities as being issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Company to treat securities as having been issued by both the issuer and the credit enhancer.
    INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Company will not sell any securities short or purchase any securities on margin.
BORROWING MONEY
The Company will not borrow money except as a temporary measure for extraordinary purposes and then only in amounts not in excess of 5% of the value of its net assets. In addition, the Company may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio instruments.
This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the Company to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Interest paid on borrowed funds will not be available for investment. The Company may not purchase any portfolio instruments while any borrowings (exclusive of reverse repurchase agreements) are outstanding.


PLEDGING ASSETS
The Company will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.
LENDING CASH OR SECURITIES
The Company will not lend any of its assets, except that it may purchase or hold money market instruments permitted by its investment objective and policies.
INVESTING IN COMMODITIES AND REAL ESTATE
The Company will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or interests in real estate. UNDERWRITING
The Company will not act as underwriter of securities issued by others, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Company may purchase pursuant to its investment objective, policies, and limitations.
CONCENTRATION OF INVESTMENTS
The Company will not purchase money market instruments if, as a result of such purchase, more than 25% of the value of its total assets would be invested in any one industry. However, investing in bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations, or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry.


DIVERSIFICATION OF INVESTMENTS
The Corporation will not invest more than 5% of the value of its assets in securities of any one issuer, except cash or cash items and U.S. government obligations.With respect to 75% of the Company's assets, the Company will not purchase securities other than repurchase agreements, issued by any one banking institution having a value of more than 5% of the value of the Company's total assets.
INVESTING IN RESTRICTED SECURITIES
The Company will not invest more than 10% of its net assets in securities subject to restrictions on resale under federal securities law (except for commercial paper issued under Section 4(2) of the Securities Act of 1933). INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Company will not invest in securities issued by any other investment company.
INVESTING FOR CONTROL
The Company will not invest in securities of a company for the purpose of exercising control or management.
The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN ILLIQUID SECURITIES
The Company will not invest more than 10% of the value of its net assets in illiquid securities.
INVESTING IN NEW ISSUERS
The Company will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.


INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND DIRECTORS The Company will not purchase or retain the securities of any issuer if the Officers and Directors of the Company or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
The Company will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Company will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs. For purposes of the above limitations, the Company considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Company did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.


    REGULATORY COMPLIANCE
The Company may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Company will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Company's total assets in the securities of any one issuer, although the Company's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Company will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Company will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Company may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


    MONEY MARKET MANAGEMENT, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Money Market Management, Inc., and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Director
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated


Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Execcutive Vice President and Director of the Company .


J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
 President and Director
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Director
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.




John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Director
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village
Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.




William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Director
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


James E. Dowd


571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Director
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Director
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Director
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.;


Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Director
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Director
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932


Director
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Director
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Director
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
 Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


 John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


David M. Taylor
Federated Investors Tower


Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President and Trustee, Federated Investors; Vice President, Federated Shareholder Services; Treasurer of some of the Funds.


* This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
@ Member of the Executive Committee. The Executive Committee of the Board of Directors handles the responsibilities of the Board between meetings of the Board.


    THE FUNDS
As referred to in the list of Directors and Officers, "Funds" includes the following investment companies:
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond


Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; Federated U.S. Government Securities
Fund: 5-10 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
    SHARE OWNERSHIP
Officers and Directors as a group own less than 1% of the Company`s outstanding shares.


    DIRECTORS COMPENSATION


                  AGGREGATE


NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
COMPANY           COMPANY*#         FROM FUND COMPLEX +


John F. Donahue  $  -0-    $-0- for the Company and
Chairman and Director         54 other investment companies in the Fund
Complex
J. Christopher Donahue     $  -0-  $-0- for the Company and
President and Director        16 other investment companies in the Fund
Complex
Thomas G. Bigley++         $1,105  $86,331 for the Company and
Director                   54 other investment companies in the Fund
Complex
John T. Conroy, Jr.        $1,210  $115,760 for the Company and
Director                   54 other investment companies in the Fund
Complex
William J. Copeland        $1,210  $115,760 for the Company and
Director                   54 other investment companies in the Fund
Complex
James E. Dowd    $1,210    $115,760 for the Company and
Director                   64 other investment companies in the Fund
Complex
Lawrence D. Ellis, M.D.    $1,105  $104,898 for the Company and
Director                   54 other investment companies in the Fund
Complex
Edward L. Flaherty, Jr.    $1,210  $115,760 for the Company and
Director                   54 other investment companies in the Fund
Complex


Peter E. Madden  $1,105    $104,898 for the Company and
Director                   54 other investment companies in the Fund
Complex
Gregor F. Meyer  $1,105    $104,898 for the Company and
Director                   54 other investment companies in the Fund
Complex
John E. Murray, Jr.        $1,105  $ 104,898 for the Company and
Director                   54 other investment companies in the Fund
Complex
Wesley W. Posvar $1,105    $104,898 for the Company and
Director                   54 other investment companies in the Fund
Complex
Marjorie P. Smuts$1,105    $104,898 for the Company and
Director                   54 other investment companies in the Fund
Complex


*Information is furnished for the fiscal year ended December 31, 1995.
#The aggregate compensation is provided for the Corporation which is comprised of one portfolio.
+The information is provided for the last calendar year.
++Mr. Bigley served on 39 investment companies in the Federated Funds Complex from January 1 through
 September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.
    DIRECTOR LIABILITY
The Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
    INVESTMENT ADVISORY SERVICES

    INVESTMENT ADVISER
The Company's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Company or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Company.
    ADVISORY FEES
For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended December 31, 1995, 1994, and 1993, the adviser earned $519,840, $601,172 and
$566,814, respectively, of which $0, $0, and $79,605, respectively, were waived.
     STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Company's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2%


     per year of the remaining average net assets, the adviser will reimburse the Company for its expenses over the limitation.
     If the Company's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
    BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Company or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Company and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended December 31, 1995, 1994 and 1993, the Company paid total brokerage commissions of $0, $0 and $0, respectively.
Although investment decisions for the Company are made independently from those of the other accounts managed by the adviser, investments of the type the Company may make may also be made by those other accounts. When the Company and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Company or the size of the position obtained or disposed of by the Company. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Company.
    OTHER SERVICES

    COMPANY ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Company for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Company's Administrator. (For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators".) For the fiscal year ended December 31, 1995, Federated Administrative Services earned $125,002. For the fiscal year ended


December 31, 1994, the Administrators earned $156,053. For the fiscal year ended December 31, 1993, Federated Administrative Services, Inc. earned $324,918. Dr. Henry J. Gailliot, an officer of Federated Advisers, the adviser to the Company, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
    CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company -Boston, Boston, MA, is custodian for the securities and cash of the Company. State Street Bank and Trust, Boston, MA, provides certain accounting and recordkeeping services with respect to the Company's portfolio investments.
    TRANSFER AGENT
As transfer agent, Federated Shareholder Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the number of shareholder accounts.
    INDEPENDENT AUDITORS
The independent auditors for the Company are Deloitte & Touche LLP, Pittsburgh, PA.
    SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Directors expect that the Company will benefit by: (1) providing personal services to shareholders;
(2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal or year ending December 31, 1995, payments in the amount of $259,920 were made pursuant to the Shareholder Services Agreement, $157,179 of which was waived.
    DETERMINING NET ASSET VALUE

The Directors have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Company computed by dividing the annualized daily income on the Company's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Company's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the


Investment Company Act of 1940. Under the Rule, the Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Company's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Directors will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Directors will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
    REDEMPTION IN KIND

The Company is obligated to redeem shares solely in cash up to $250,000 or 1% of the Company's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Directors determine that further payments should be in kind. In such cases, the Company will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Company determines net asset value. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
    THE COMPANY'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Company must, among other requirements: derive at least 90%


of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
    PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Company, the performance will be reduced for those shareholders paying those fees.
    YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
The Company's yield for the seven-day period ended December 31, 1995, was
4.81%.


    EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result. The Company's effective yield for the seven-day period ended December 31, 1995, was 4.92%.


    TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
The Company's average annual total returns for the one-five-and ten-year periods ended December 31, 1995 were 5.13%, 3.77% and 5.45%, respectively.
    PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Company's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Company uses in advertising may include:


      O LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
      o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12 month-to-date investment results for the same money funds.
      o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
      O BANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.
    ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson,


Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
    MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

*Source: Investment Company Institute



    INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
    TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients'


portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
    BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.




PART C. OTHER INFORMATION.


Item 24.  Financial Statements and Exhibits:
          (a)  Financial Statements (Filed in Part A).
          (b)  Exhibits:
                (1) Conformed copy of Articles of Incorporation of the
                    Registrant (8);
                (2) Copy of By-Laws of the Registrant, as amended (4);
                (3) Not applicable;
                (4) Copy of Specimen Certificate for Shares of Common Stock
                    of the Registrant (9);
                (5) Conformed copy of Investment Advisory Contract of the
                    Registrant (9);
                (6) (ii)   Conformed copy of Distributor's Contract of the



8012811B (2/96)
Cusip 609346200


                    Registrant (9);
                    (ii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)6 of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269)
                (7) Not applicable;
                (8) Conformed copy of Custodian Agreement of the
                    Registrant;+
                (9) (i)  Conformed Copy of Agreement for Fund Accounting,
                    Shareholder Recordkeeping, and Custody Services Procurement of the Registrant;+
                    (ii) Conformed Copy of Shareholder Services Agreement;
                    +
                    (iii) The responses described in Item 24(6)(ii) are hereby incorporated by reference.
               (10) Not applicable;
               (11) Conformed copy of Consent of Independent Public
                    Accountants;+
               (12) Not applicable;
               (13) Conformed copy of Initial Capitalization
                    Letter (9);
               (14) Not applicable;
               (15) Not applicable;
               (16) Copy of Schedule for Computation of Yield
               Calculation (5.);



  +  All exhibits have been filed electronically.

 4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 57 on Form N-1A filed February 19, 1988. (File Nos. 2-49591 and 811-2430)
 5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 59 on Form N-1A filed February 23, 1989. (File Nos. 2-49591 and 811-2430)
 8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 68 on Form N-1A filed February 25, 1993. (File Nos. 2-49591 and 811-2430)
 9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 70 on Form N-1A filed February 24, 1994. (File Nos. 2-49591 and 811-2430)


               (17) Copy of Financial Data Schedule;+
               (18) Not applicable;
               (19) Conformed copy of Power of Attorney.+

Item 25.  Persons Controlled by or Under Common Control with Registrant:
          None

Item 26.  Number of Holders of Securities:

                                        Number of Record Holders
          Title of Class                 as of February 2, 1996
                                                               -



          Shares of Capital Stock             8,872
          (par value $0.001 per share)

Item 27.  Indemnification: (9):

Item 28.  Business and Other Connections of Investment Adviser:

          For a description of the other business of the investment adviser, see the section entitled "Company Information - Management of the Company" in Part A. The affiliations with the Registrant of four of the Directors and Officers of the investment adviser and their business addresses are included in Part B of this Registration Statement under "Money Market Management, Inc. Management." The remaining Director of the investment adviser, his positions with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard) 107 West Market Street, Georgetown, Delaware 19947.

          The remaining Officers of the investment adviser are: William D. Dawson, III, Henry A. Frantzen, J. Thomas Madden and Mark L. Mallon, Executive Vice Presidents; Henry J. Gailliot, Senior Vice President-Economist; Peter R. Anderson, Drew J. Collins, Jonathan
          C. Conley, and J. Alan Minteer, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall S. Bauer, David A. Briggs, Kenneth J. Cody, Deborah A. Cunningham, Michael P. Donnelly, Linda A. Duessel, Mark E. Durbiano, Kathleen M. Foody-


          Malus, Thomas M. Franks, Edward C. Gonzales, Timothy E. Keefe, Stephen A. Keen, Mark S. Kopinski, Jeff A. Kozemchak, Marian R. Marinack, Susan M. Nason, Mary Jo Ochson, Robert J. Ostrowski, Fredrick L. Plautz, Jr., Charles A. Ritter, James D. Roberge, Frank Semack, William F. Stotz, Sandra L. Weber and Christopher
          H. Wiles, Vice Presidents; Thomas R. Donahue, Treasurer; and Stephen A. Keen, Secretary. The business address of each of the Officers of the Federated Research Division of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 70 on Form N-1A filed February 24, 1994. (File Nos. 2-49591 and 811-2430)



Item 29.  Principal Underwriters:

          (a)Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; The Biltmore Funds; The Biltmore Municipal Funds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series, Inc.; Cash Trust Series


             II; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated
             U.S. Government Securities Fund: 3-5 Years; Federated
             U.S. Government Securities Fund: 5-10 Years;First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Insurance Management Series; Intermediate Municipal Trust; International Series Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; The Monitor Funds; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters


             Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; Vision Group of Funds, Inc.; and World Investment Series, Inc.

             Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief    Vice President
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.



Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, Federated,   President
Pittsburgh, PA 15222-3779 Securities Corp.

John W. McGonigle         Director, Federated     Executive Vice
Federated Investors Tower Securities Corp.        President and
Pittsburgh, PA 15222-3779                         Secretary

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael D. Fitzgerald     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Scott A. Hutton           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



H. Joeseph Kenedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William E. Kugler         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John C. Shelar, Jr.       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices


 Business Address            With Underwriter               With Registrant


Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue         Asstistant Secretary,        --
Federated Investors Tower Assistant Treasurer,
Pittsburgh, PA 15222-3779 Federated Securities Corp.

Joseph M. Huber           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor           Assistant Secretary,     Treasurer


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779




          (c)  Not applicable.


Item 30.  Location of Accounts and Records:

          Money Market Management, Inc.      Federated Investors Tower
          (Registrant).............     Pittsburgh, PA 15222-3779

          Federated Shareholder
            Services Company.......     Federated Investors Tower
          (Transfer Agent and Dividend       Pittsburgh, PA 15222-3779
          Disbursing Agent)........

          Federated Administrative Services  Federated Investors Tower
          (Administrator)..........     Pittsburgh, PA 15222-3779

          Federated Advisers.......     Federated Investors Tower
          (Adviser)................     Pittsburgh, PA 15222-3779

          State Street Bank and Trust        Boston, MA 02266-8606
          Company
          (Custodian)




Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.



                                SIGNATURES
   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONEY MARKET MANAGEMENT, INC., certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, all in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of February 1996.

                       MONEY MARKET MANAGEMENT, INC.


               BY: /s/ Charles H. Field
               Charles H. Field, Assistant Secretary
               Attorney in Fact for John F. Donahue
               February 26, 1996

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE
By:/s/Charles H. Field
   Charles H. Field         Attorney In Fact      February 26, 1996
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE
John F. Donahue*            Chairman and Director
                            (Chief Executive Officer)

J. Christopher Donahue*     President and Director

David M. Taylor*            Treasurer
                            (Principal Financial and
                            Accounting Officer)

Thomas G. Bigley*           Director

John T. Conroy, Jr.*        Director



William J. Copeland*        Director

James E. Dowd*              Director

Lawrence D. Ellis, M.D.*    Director

Edward L. Flaherty, Jr.*    Director

Peter E. Madden*            Director

Gregor F. Meyer*            Director

John E. Murray, Jr.*        Director

Wesley W. Posvar*           Director

Marjorie P. Smuts*          Director